Offerings - Offering: 1	Oct. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,224,028
Proposed Maximum Offering Price per Unit	11.95
Maximum Aggregate Offering Price	$ 86,327,134.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,921.78
Offering Note	1(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (the "Common Stock"), of Altisource Portfolio Solutions S.A. (the "Registrant") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. 1(b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are based upon the average of the high and low prices for the Common Stock as reported on the Nasdaq Global Select Market on October 17, 2025, a date within five business days prior to the filing of this Registration Statement. 1(c) The 7,224,028 shares of Common Stock are to be offered by certain selling stockholders named herein.